Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 22.672	$ 21.145	$ 18.165	$ 17.757	$ 17.132
Real estate property level expenses and taxes (in dollars per share)	10.731	10.067	8.734	8.548	7.722
Real estate income, net (in dollars per share)	11.941	11.078	9.431	9.209	9.410
Other income (in dollars per share)	5.474	4.980	6.752	6.162	4.762
Total income (in dollars per share)	17.415	16.058	16.183	15.371	14.172
Expense charges (in dollars per share)	3.987	3.562	3.439	3.161	3.318
Investment income, net (in dollars per share)	13.428	12.496	12.744	12.210	10.854
Net realized and unrealized gain (loss) on investments and loans payable (in dollars per share)	64.615	(16.196)	10.262	6.877	5.839
Net increase (decrease) in Accumulation Unit Value (in dollars per share)	78.043	(3.700)	23.006	19.087	16.693
Accumulation Unit Value:
Beginning of period (in dollars per share)	436.722	440.422	417.416	398.329	381.636
End of period (in dollars per share)	$ 514.765	$ 436.722	$ 440.422	$ 417.416	$ 398.329
Total return	17.87%	(0.84%)	5.51%	4.79%	4.37%
Ratios to Average net Assets:
Expenses	0.84%	0.81%	0.78%	0.76%	0.83%
Investment income, net	2.82%	2.85%	2.90%	2.95%	2.72%
Portfolio turnover rate:
Real estate properties	7.60%	7.10%	7.80%	11.80%	2.70%
Marketable securities	0.00%	113.40%	28.70%	5.10%	5.70%
Accumulation Units outstanding at end of period (millions) (in shares)	53.4	52.0	60.8	60.7	61.3
Net assets end of period (millions)	$ 28,072.0	$ 23,243.9	$ 27,307.9	$ 25,842.6	$ 24,942.6